Stock-Based Compensation - Schedule of Market Performance Vesting Percentage (Details)	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
High Level	200.00%
Target Level	100.00%
Threshold Level	50.00%
Market-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Below Threshold Level	0.00%